TAXES ON INCOME (Schedule of Tax Expenses on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Current taxes	$ 6,832	$ 6,423	$ 5,597
Deferred taxes	(6,074)	(4,473)	(897)
Income tax expense	758	1,950	4,700
Domestic	436	1,190	3,886
Foreign	322	760	814
Taxes in respect of prior years	$ 758	$ 1,950	$ 4,700